Intangibles - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2012	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangibles assets acquired at cost		$ 2,500,000
Recognized amortization expenses		$ 246,212	$ 246,212	$ 225,730
Intangible assets amortization period	10 years	10 years